TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade Receivables Abstract
TRADE RECEIVABLES
NOTE 7:-	TRADE RECEIVABLES
	December 31,
	2023	2022

Accounts receivable (1)	8,419	7,596
Other	138	201
Allowance for doubtful accounts	-	-

	8,557	7,797

(1)	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2023 and 2022, there were no material billed receivables that were past due.